Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,269,810,000.00
Previously Paid Amount	0.00
Total Fee Amount	175,360.76
Total Offset Amount	0.00
Net Fee	$ 175,360.76